Employees - Summary of Charge to Operating Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	€ (228)	€ (223)	€ (216)
Employee contributions	13	17	17
Special termination benefits	(15)	(37)	(5)
Past service cost including (losses)/gains on curtailments	18	20	65
Settlements	1	7	(2)
Defined contribution plans	(190)	(203)	(193)
Post-employment benefit expense in profit or loss	(411)	(428)	(364)
Operating Costs
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	(401)	(419)	(334)
Finance Income (Cost)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	€ (10)	€ (9)	€ (30)